Vanguard Russell 1000 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Basic Materials (0.4%)
Fastenal Co.	228,802	11,314
Ecolab Inc.	24,576	5,460
Air Products & Chemicals Inc.	13,752	3,852
Scotts Miracle -Gro Co.	18,598	3,269
Royal Gold Inc.	23,002	2,541
Avery Dennison Corp.	16,811	2,510
FMC Corp.	12,366	1,435
NewMarket Corp.	2,771	1,025
W R Grace & Co.	9,717	532
		31,938
Consumer Discretionary (20.1%)
* Amazon.com Inc.	208,201	659,589
* Tesla Inc.	363,092	206,091
* Netflix Inc.	208,874	102,494
NIKE Inc. Class B	594,933	80,138
Costco Wholesale Corp.	191,312	74,950
Home Depot Inc.	263,978	73,230
Lowe's Cos. Inc.	370,923	57,797
* Booking Holdings Inc.	20,064	40,699
Starbucks Corp.	331,996	32,542
TJX Cos. Inc.	475,745	30,215
Dollar General Corp.	123,526	27,000
* Uber Technologies Inc.	520,112	25,829
Estee Lauder Cos. Inc. Class A	97,209	23,847
* Lululemon Athletica Inc.	55,736	20,635
* Spotify Technology SA	64,276	18,728
* Trade Desk Inc. Class A	20,279	18,273
* Chipotle Mexican Grill Inc. Class A	13,638	17,585
* O'Reilly Automotive Inc.	36,066	15,957
eBay Inc.	300,343	15,146
Ross Stores Inc.	138,178	14,857
Activision Blizzard Inc.	148,629	11,813
* Copart Inc.	99,299	11,464
McDonald's Corp.	52,115	11,332
* Etsy Inc.	57,528	9,245
* Take-Two Interactive Software Inc.	51,202	9,243
Tractor Supply Co.	56,363	7,937
* AutoZone Inc.	6,775	7,708
* Wayfair Inc.	29,722	7,560
Domino's Pizza Inc.	19,215	7,543
* Ulta Beauty Inc.	24,491	6,745
* Carvana Co. Class A	26,699	6,680
Pool Corp.	18,933	6,553
* Burlington Stores Inc.	28,361	6,198

* Dollar Tree Inc.	54,821	5,989
* Chegg Inc.	59,235	4,616
* Live Nation Entertainment Inc.	69,418	4,557
* Five Below Inc.	26,541	4,151
Las Vegas Sands Corp.	69,491	3,871
* Floor & Decor Holdings Inc. Class A	46,546	3,728
Dunkin' Brands Group Inc.	34,305	3,648
Rollins Inc.	63,557	3,634
* Bright Horizons Family Solutions Inc.	20,564	3,498
* Zynga Inc. Class A	354,663	2,926
* Electronic Arts Inc.	19,249	2,459
Sirius XM Holdings Inc.	344,382	2,235
Best Buy Co. Inc.	20,133	2,190
* Ollie's Bargain Outlet Holdings Inc.	23,953	2,109
Wendy's Co.	87,099	1,915
* Tempur Sealy International Inc.	67,902	1,710
* Planet Fitness Inc. Class A	22,100	1,612
* Mattel Inc.	99,058	1,534
Nexstar Media Group Inc. Class A	14,168	1,491
* Peloton Interactive Inc. Class A	11,544	1,343
H&R Block Inc.	65,915	1,239
Yum! Brands Inc.	11,196	1,185
Wynn Resorts Ltd.	11,707	1,177
World Wrestling Entertainment Inc. Class A	22,298	960
* IAA Inc.	15,464	927
Expedia Group Inc.	7,310	910
Yum China Holdings Inc.	13,536	763
VF Corp.	9,140	762
* NVR Inc.	171	684
Williams-Sonoma Inc.	6,188	677
BorgWarner Inc.	14,977	582
* CarMax Inc.	5,947	556
Vail Resorts Inc.	1,548	427
* Liberty Media Corp -Liberty SiriusXM Class C	10,385	426
* 2U Inc.	10,685	345
* frontdoor Inc.	7,017	332
Dolby Laboratories Inc. Class A	3,612	320
Polaris Inc.	2,891	278
* Liberty Media Corp -Liberty SiriusXM Class A	6,338	260
		1,737,649
Consumer Staples (3.7%)
Procter & Gamble Co.	534,993	74,294
PepsiCo Inc.	500,008	72,116
Coca-Cola Co.	1,113,372	57,450
Altria Group Inc.	398,370	15,867
* Monster Beverage Corp.	181,208	15,363
Sysco Corp.	168,955	12,045
McKesson Corp.	59,011	10,617
Church & Dwight Co . Inc.	120,128	10,544
Clorox Co.	43,727	8,875
Hershey Co.	55,974	8,278
McCormick & Co. Inc.	33,827	6,325
Brown-Forman Corp. Class B	72,464	5,845
* Boston Beer Co. Inc. Class A	4,363	4,061
AmerisourceBergen Corp. Class A	34,249	3,531
* Beyond Meat Inc.	19,964	2,793
Kellogg Co.	41,473	2,650

	Campbell Soup Co.	42,757	2,139
	Brown-Forman Corp. Class A	21,832	1,610
	Lamb Weston Holdings Inc.	16,254	1,176
*	Sprouts Farmers Market Inc.	48,258	1,021
	Energizer Holdings Inc.	23,888	1,001
*	Grocery Outlet Holding Corp.	18,023	696
*	Herbalife Nutrition Ltd.	6,596	316
	Reynolds Consumer Products Inc.	6,329	192
	Albertsons Cos. Inc. Class A	10,724	172
*	Pilgrim's Pride Corp.	8,561	162
			319,139
Energy (0.2%)
*	Enphase Energy Inc.	51,704	7,062
*	SolarEdge Technologies Inc.	23,887	6,640
*	Cheniere Energy Inc.	112,877	6,399
	Equitrans Midstream Corp.	18,636	152
			20,253
Financials (2.1%)
	S&P Global Inc.	69,712	24,523
	Aon plc Class A	112,707	23,093
	Moody's Corp.	79,718	22,508
	Marsh & McLennan Cos. Inc.	192,917	22,116
	MSCI Inc. Class A	39,938	16,351
	IHS Markit Ltd.	106,492	10,592
	Intercontinental Exchange Inc.	93,603	9,876
	MarketAxess Holdings Inc.	18,153	9,788
	Broadridge Financial Solutions Inc.	56,385	8,282
	Progressive Corp.	82,246	7,164
	FactSet Research Systems Inc.	18,107	6,043
	T. Rowe Price Group Inc.	27,960	4,010
	Ares Management Corp. Class A	47,687	2,148
	Tradeweb Markets Inc. Class A	35,647	2,126
	Apollo Global Management LLC	41,092	1,792
	Morningstar Inc.	8,941	1,789
	Primerica Inc.	12,085	1,574
	Erie Indemnity Co. Class A	6,969	1,572
	RenaissanceRe Holdings Ltd.	8,552	1,408
*	LendingTree Inc.	5,049	1,290
	Cboe Global Markets Inc.	11,615	1,061
	Virtu Financial Inc. Class A	26,918	614
	Lincoln National Corp.	11,529	544
	Alleghany Corp.	842	484
	SLM Corp.	42,459	451
*,^	Rocket Cos. Inc. Class A	19,860	412
	Brown & Brown Inc.	6,326	285
	LPL Financial Holdings Inc.	3,003	273
	Axis Capital Holdings Ltd.	3,885	195
	Carlyle Group Inc.	5,355	152
*	Credit Acceptance Corp.	339	101
			182,617
Health Care (13.3%)
	UnitedHealth Group Inc.	385,907	129,796
	Merck & Co. Inc.	1,084,314	87,168
	AbbVie Inc.	813,777	85,105
	Amgen Inc.	288,829	64,132
	Eli Lilly and Co.	413,785	60,268

Thermo Fisher Scientific Inc.	113,771	52,901
* Intuitive Surgical Inc.	56,805	41,243
Abbott Laboratories	325,544	35,230
Zoetis Inc.	211,103	33,857
* Vertex Pharmaceuticals Inc.	127,339	29,001
* Edwards Lifesciences Corp.	302,659	25,390
Bristol-Myers Squibb Co.	403,565	25,182
Johnson & Johnson	173,924	25,163
* Regeneron Pharmaceuticals Inc.	47,476	24,499
* Illumina Inc.	72,063	23,211
* Moderna Inc.	139,846	21,360
* IDEXX Laboratories Inc.	41,277	19,028
* Align Technology Inc.	38,355	18,460
* Veeva Systems Inc. Class A	65,339	18,090
ResMed Inc.	70,430	14,762
* DexCom Inc.	45,138	14,430
Stryker Corp.	55,735	13,009
Cerner Corp.	149,796	11,211
HCA Healthcare Inc.	67,905	10,193
* Seagen Inc.	59,473	10,129
Cigna Corp.	47,852	10,008
West Pharmaceutical Services Inc.	36,135	9,943
Anthem Inc.	31,758	9,893
Humana Inc.	24,635	9,867
* Teladoc Health Inc.	47,830	9,507
* Insulet Corp.	32,234	8,307
Baxter International Inc.	104,430	7,944
Cardinal Health Inc.	142,743	7,792
* Exact Sciences Corp.	63,090	7,638
* Incyte Corp.	89,038	7,527
* Alnylam Pharmaceuticals Inc.	56,620	7,355
* Avantor Inc.	242,404	6,613
* BioMarin Pharmaceutical Inc.	79,806	6,281
* Horizon Therapeutics plc	88,202	6,212
* Masimo Corp.	24,068	6,125
* Novocure Ltd.	48,634	6,111
* Hologic Inc.	87,357	6,039
* IQVIA Holdings Inc.	35,184	5,946
* ABIOMED Inc.	21,601	5,921
* Biogen Inc.	23,493	5,642
Teleflex Inc.	14,252	5,455
Bio-Techne Corp.	17,441	5,290
* Sarepta Therapeutics Inc.	36,319	5,116
* Centene Corp.	82,751	5,102
* Charles River Laboratories International Inc.	21,072	4,942
* Guardant Health Inc.	40,203	4,869
* Repligen Corp.	25,554	4,847
* 10X Genomics Inc. Class A	28,111	4,304
* Neurocrine Biosciences Inc.	44,877	4,261
* Molina Healthcare Inc.	19,191	3,917
* Amedisys Inc.	15,464	3,785
* Penumbra Inc.	16,299	3,617
Chemed Corp.	7,541	3,606
* Quidel Corp.	18,153	3,541
* ACADIA Pharmaceuticals Inc.	55,262	3,131
* PRA Health Sciences Inc.	26,371	2,959
* Acceleron Pharma Inc.	23,762	2,806

* Iovance Biotherapeutics Inc.	68,147	2,645
* Haemonetics Corp.	22,552	2,545
* Tandem Diabetes Care Inc.	25,553	2,399
* PPD Inc.	66,154	2,315
* Alexion Pharmaceuticals Inc.	16,133	1,970
* Adaptive Biotechnologies Corp.	37,531	1,810
Encompass Health Corp.	21,540	1,736
* Reata Pharmaceuticals Inc. Class A	10,313	1,575
* Ionis Pharmaceuticals Inc.	31,130	1,573
Agilent Technologies Inc.	12,983	1,518
PerkinElmer Inc.	10,538	1,402
* Global Blood Therapeutics Inc.	28,407	1,304
Bruker Corp.	21,256	1,076
* Exelixis Inc.	53,545	1,026
Cooper Cos. Inc.	2,919	978
* Varian Medical Systems Inc.	5,516	960
Royalty Pharma plc Class A	21,435	913
* DaVita Inc.	6,727	739
* Bluebird Bio Inc.	14,029	618
* Laboratory Corp. of America Holdings	2,563	512
* ICU Medical Inc.	2,629	496
STERIS plc	2,230	432
Hill-Rom Holdings Inc.	3,760	357
* Berkeley Lights Inc.	3,189	264
* Oak Street Health Inc.	4,957	234
* Syneos Health Inc.	3,242	213
* Sage Therapeutics Inc.	1,791	133
* Agios Pharmaceuticals Inc.	2,737	127
* GoodRx Holdings Inc. Class A	203	8
		1,146,915
Industrials (12.3%)
Visa Inc. Class A	829,096	174,400
Mastercard Inc. Class A	433,287	145,805
* PayPal Holdings Inc.	576,797	123,504
Accenture plc Class A	312,976	77,959
Lockheed Martin Corp.	121,395	44,309
United Parcel Service Inc. Class B	228,819	39,144
* Square Inc.	181,243	38,235
Union Pacific Corp.	170,074	34,709
Automatic Data Processing Inc.	181,691	31,592
3M Co.	182,135	31,460
Sherwin-Williams Co.	40,431	30,227
Northrop Grumman Corp.	70,490	21,306
Verisk Analytics Inc. Class A	77,841	15,437
Illinois Tool Works Inc.	68,522	14,464
Ball Corp.	146,809	14,095
Cintas Corp.	38,263	13,595
* Mettler-Toledo International Inc.	10,910	12,547
Paychex Inc.	123,927	11,544
* FleetCor Technologies Inc.	40,278	10,682
* Fiserv Inc.	80,546	9,277
* Zebra Technologies Corp.	23,413	8,860
Old Dominion Freight Line Inc.	41,489	8,437
TransUnion	84,691	7,715
Equifax Inc.	43,781	7,307
Rockwell Automation Inc.	27,484	7,024
WW Grainger Inc.	15,958	6,675

*	Fair Isaac Corp.	13,682	6,469
*	StoneCo Ltd. Class A	87,087	6,377
	Cognex Corp.	80,448	6,045
*	Generac Holdings Inc.	27,227	5,870
	Carrier Global Corp.	152,561	5,808
	Booz Allen Hamilton Holding Corp. Class A	66,278	5,752
	Jack Henry & Associates Inc.	29,178	4,694
	Nordson Corp.	22,940	4,675
	RPM International Inc.	52,265	4,600
	Expeditors International of Washington Inc.	49,759	4,447
	Toro Co.	47,190	4,281
*	Trex Co. Inc.	56,576	4,233
*	Axon Enterprise Inc.	31,008	3,897
*	Keysight Technologies Inc.	30,798	3,697
	HEICO Corp. Class A	30,278	3,353
*	Paylocity Holding Corp.	17,000	3,342
	Allegion plc	29,196	3,330
	TransDigm Group Inc.	5,677	3,288
*	Bill.com Holdings Inc.	26,768	3,285
	MKS Instruments Inc.	19,971	2,756
	Graco Inc.	40,086	2,715
	HEICO Corp.	17,781	2,197
	Landstar System Inc.	15,076	1,981
	BWX Technologies Inc.	29,603	1,684
*	Mercury Systems Inc.	21,595	1,538
	JB Hunt Transport Services Inc.	10,989	1,487
	Allison Transmission Holdings Inc.	35,387	1,453
	Genpact Ltd.	35,411	1,439
	Lincoln Electric Holdings Inc.	11,809	1,358
	Amcor plc	116,495	1,320
*	Coherent Inc.	9,661	1,177
*	Berry Global Group Inc.	22,121	1,172
	CH Robinson Worldwide Inc.	10,085	948
	Quanta Services Inc.	13,765	941
	Western Union Co.	39,215	885
*	Pluralsight Inc. Class A	51,967	851
*,^	Virgin Galactic Holdings Inc.	29,964	797
	Armstrong World Industries Inc.	8,561	660
*	Crown Holdings Inc.	6,665	628
	MSA Safety Inc.	3,923	586
*	Waters Corp.	2,268	526
	Graphic Packaging Holding Co.	28,759	441
	Donaldson Co. Inc.	6,365	339
*	WEX Inc.	1,798	311
	Huntington Ingalls Industries Inc.	1,833	294
*	XPO Logistics Inc.	2,154	230
	CoreLogic Inc.	2,089	162
*	AZEK Co. Inc. Class A	3,896	139
			1,058,767
Real Estate (1.9%)
	American Tower Corp.	216,491	50,053
	Crown Castle International Corp.	190,369	31,900
	Equinix Inc.	43,141	30,103
*	CoStar Group Inc.	19,124	17,414
	Public Storage	48,148	10,807
	Simon Property Group Inc.	124,652	10,292
	Extra Space Storage Inc.	43,393	4,892

* RealPage Inc.	37,506	2,588
Iron Mountain Inc.	81,812	2,250
SBA Communications Corp. Class A	7,319	2,102
Equity LifeStyle Properties Inc.	34,611	2,028
CoreSite Realty Corp.	13,161	1,650
* Zillow Group Inc. Class C	7,043	759
* Zillow Group Inc. Class A	4,197	463
^ Brookfield Property REIT Inc. Class A	24,869	390
Americold Realty Trust	9,582	327
		168,018
Technology (45.0%)
Apple Inc.	7,923,989	943,351
Microsoft Corp.	3,676,767	787,086
* Facebook Inc. Class A	1,179,129	326,583
* Alphabet Inc. Class A	114,385	200,677
* Alphabet Inc. Class C	112,894	198,777
NVIDIA Corp.	289,914	155,411
* Adobe Inc.	236,294	113,060
* salesforce.com Inc.	394,352	96,932
QUALCOMM Inc.	552,691	81,340
Broadcom Inc.	181,768	72,994
* ServiceNow Inc.	93,383	49,918
* Advanced Micro Devices Inc.	532,214	49,315
Oracle Corp.	829,568	47,883
Intuit Inc.	123,694	43,543
* Zoom Video Communications Inc. Class A	81,959	39,206
Applied Materials Inc.	450,007	37,117
Texas Instruments Inc.	224,386	36,182
Lam Research Corp.	71,219	32,238
* Autodesk Inc.	71,756	20,108
* DocuSign Inc. Class A	87,370	19,910
KLA Corp.	76,308	19,227
* Workday Inc. Class A	83,915	18,863
* Twilio Inc. Class A	55,864	17,882
Xilinx Inc.	120,074	17,477
* Splunk Inc.	77,786	15,882
* Cadence Design Systems Inc.	134,847	15,683
* Synopsys Inc.	68,041	15,479
* Match Group Inc.	107,067	14,905
* ANSYS Inc.	41,884	14,159
* Atlassian Corp. plc Class A	62,526	14,071
* Okta Inc.	56,557	13,859
* Palo Alto Networks Inc.	46,497	13,666
Microchip Technology Inc.	89,175	11,984
* Pinterest Inc. Class A	162,926	11,408
* RingCentral Inc. Class A	38,017	11,293
Amphenol Corp. Class A	84,001	10,988
* Coupa Software Inc.	32,691	10,752
* Paycom Software Inc.	24,303	10,136
CDW Corp.	69,387	9,054
Teradyne Inc.	80,701	8,905
* EPAM Systems Inc.	26,173	8,436
* Tyler Technologies Inc.	19,584	8,374
* Crowdstrike Holdings Inc. Class A	54,033	8,282
* Slack Technologies Inc. Class A	187,054	8,021
* Fortinet Inc.	64,867	7,994
* HubSpot Inc.	20,219	7,973

*	Zendesk Inc.	56,231	7,507
*	Datadog Inc. Class A	74,449	7,365
*	MongoDB Inc.	24,704	7,098
*	Avalara Inc.	40,523	6,960
*	Black Knight Inc.	74,684	6,843
	Monolithic Power Systems Inc.	21,238	6,795
*	Akamai Technologies Inc.	64,270	6,653
*	Gartner Inc.	42,265	6,424
*	GoDaddy Inc. Class A	80,732	6,421
*	Arista Networks Inc.	23,560	6,378
*	VeriSign Inc.	29,604	5,942
	Entegris Inc.	61,189	5,667
*	PTC Inc.	50,989	5,499
*,^	VMware Inc. Class A	38,553	5,393
*	Zscaler Inc.	34,348	5,350
*	IAC/InterActiveCorp	36,611	5,198
	NortonLifeLock Inc.	268,700	4,898
	Universal Display Corp.	21,029	4,816
*	Five9 Inc.	29,995	4,655
*	Anaplan Inc.	63,769	4,463
*	Aspen Technology Inc.	30,831	4,145
*	Elastic NV	32,137	3,979
*	Cloudflare Inc. Class A	52,968	3,977
	Maxim Integrated Products Inc.	43,856	3,642
*	Inphi Corp.	23,241	3,605
*	Globant SA	18,933	3,572
*	Ceridian HCM Holding Inc.	36,688	3,537
*	Dynatrace Inc.	89,972	3,421
*	Fastly Inc. Class A	38,669	3,278
	NetApp Inc.	58,915	3,141
*	Smartsheet Inc. Class A	53,649	3,113
*	Alteryx Inc. Class A	25,807	3,093
	Analog Devices Inc.	21,647	3,011
	Roper Technologies Inc.	7,049	3,010
*	Proofpoint Inc.	27,499	2,846
*	Manhattan Associates Inc.	27,387	2,800
*	Nutanix Inc.	90,239	2,472
*	Dropbox Inc. Class A	119,161	2,380
	Pegasystems Inc.	17,261	2,259
*	Everbridge Inc.	16,643	2,113
*	Vertiv Holdings Co. Class A	111,579	2,088
	Citrix Systems Inc.	16,275	2,017
	SS&C Technologies Holdings Inc.	22,726	1,566
*	New Relic Inc.	25,839	1,543
*	Medallia Inc.	42,288	1,480
*	Change Healthcare Inc.	86,341	1,479
	Cognizant Technology Solutions Corp. Class A	18,545	1,449
*	Pure Storage Inc. Class A	67,125	1,226
*	PagerDuty Inc.	33,262	1,145
*	Guidewire Software Inc.	7,674	940
*	Teradata Corp.	40,821	895
	Switch Inc.	42,937	678
	Leidos Holdings Inc.	6,374	642
*	Dun & Bradstreet Holdings Inc.	21,824	585
*	Dell Technologies Inc.	7,867	543
	Jabil Inc.	13,621	521
*	nCino Inc.	5,856	477

*,^	BigCommerce Holdings Inc.			5,806	468
*	CACI International Inc. Class A			1,968	467
*	FireEye Inc.			23,915	359
	CDK Global Inc.			7,491	359
*	Vroom Inc.			9,912	355
*	Duck Creek Technologies Inc.			8,835	351
	Science Applications International Corp.			3,618	335
*	Grubhub Inc.			4,251	299
*	Jamf Holding Corp.			7,505	238
*	IPG Photonics Corp.			1,070	222
*	Palantir Technologies Inc. Class A			2,257	61
*	Snowflake Inc. Class A			167	54
*	Unity Software Inc.			225	34
					3,882,979
Telecommunications (0.8%)
*	Charter Communications Inc. Class A			66,270	43,208
*	Roku Inc.			51,888	15,233
	Cable One Inc.			2,633	5,215
*	Altice USA Inc. Class A			150,769	5,114
	Motorola Solutions Inc.			8,559	1,468
	Ubiquiti Inc.			3,379	838
*	Lumentum Holdings Inc.			3,856	333
*	CommScope Holding Co. Inc.			4,998	59
					71,468
Utilities (0.1%)
	Waste Management Inc.			26,452	3,151
	NRG Energy Inc.			41,069	1,345
					4,496
Total Common Stocks (Cost $5,069,380)					8,624,239
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
1,2 Vanguard Market Liquidity Fund		0.109%		34,467	3,447

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Cash Management Bill	0.115%	2/16/21	434	434
Total Temporary Cash Investments (Cost $3,881)					3,881
Total Investments (100.0%) (Cost $5,073,261)					8,628,120
Other Assets and Liabilities -Net (0.0%)					2,945
Net Assets (100%)					8,631,065
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,305,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $3,441,000 was received for securities on loan.
3 Securities with a value of $414,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	48	8,696	54

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	8,624,239	—	—	8,624,239
Temporary Cash Investments	3,447	434	—	3,881
Total	8,627,686	434	—	8,628,120
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	17	—	—	17
1 Represents variation margin on the last day of the reporting period.